IFRS 7 Disclosure - Credit and Counterparty Risk - Summary of Gross Loans and Acceptances by Contractual Maturity and Country of Ultimate Risk (Detail) - Credit risk [member] - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 404,215	$ 376,886
Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	168,565	165,940
Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	75,718	65,759
Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	18,815	16,676
United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	131,571	115,723
Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	9,546	12,788
Within 1 year [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	161,618	156,053
Within 1 year [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	54,375	55,568
Within 1 year [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	57,530	49,693
Within 1 year [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	7,397	6,226
Within 1 year [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	33,688	33,382
Within 1 year [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	8,628	11,184
1 to 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	209,124	192,033
1 to 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	109,991	106,023
1 to 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	16,438	14,699
1 to 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	10,143	8,997
1 to 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	71,928	61,394
1 to 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	624	920
Over 5 years [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	33,473	28,800
Over 5 years [member] | Canada [member] | Loans to consumers [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	4,199	4,349
Over 5 years [member] | Canada [member] | Commercial and corporate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	1,750	1,367
Over 5 years [member] | Canada [member] | Commercial real estate [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	1,275	1,453
Over 5 years [member] | United States [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	25,955	20,947
Over 5 years [member] | Other countries [member]
Disclosure of credit risk exposure [line items]
Gross loans and acceptances	$ 294	$ 684